PREFERRED EQUITY CERTIFICATES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT AND CREDIT FACILITIES
PREFERRED EQUITY CERTIFICATES

NOTE 9 — PREFERRED EQUITY CERTIFICATES

Constellation was financed in part by preferred equity certificates (“PECs”), which are commonly used in private equity transactions in Luxembourg for tax planning purposes. PECs were a part of the capital structure, although classified as a debt instrument, because they had an unconditional obligation to be redeemed in cash.

The PECs are summarized in the following table:

			Carrying
			Value		Foreign	Carrying
	Maturity	Interest	December 31,		Currency	Value	Interest
(in millions)	date	Rate	2020	Redemption	Translation	September 30, 2021	Expense
Series 1 PECs	9/1/2047	See below	$641.7	$(620.9)	$(20.8)	$—	$—

The Series 1 PECs were legal obligations to security holders, having a par value (and face amount) of EUR 1.00 each. The Series 1 PECs were yield-free and had a term of 30 years from the date of issuance, but could be redeemed earlier at the election of the Company. Mandatory retirement or optional redemption of the Series 1 PECs were at a price equal to par value.

On March 25, 2021, the Series 1 PECs were exchanged for ordinary shares of the Company as part of the Reorganization Transactions discussed in Note 1.

NOTE 11 — PREFERRED EQUITY CERTIFICATES

Constellation (BC) 2 S.à r.l., was financed in part by preferred equity certificates (PECs), which are commonly used in private equity transactions in Luxembourg for tax planning purposes. PECs are a part of the capital structure and though classified as a debt instrument because they have an unconditional obligation to be redeemed in cash.

The PECs are summarized in the following table:

			Carrying			Carrying
			Value		Foreign	Value
	Maturity	Interest	December 31,	Borrowing/	Currency	December 31,	Interest
(in millions)	date	Rate	2019	(Reimbursement)	Translation	2020	Expense
Series 1 PECs	9/1/2047	See below	$588.4	$—	$53.3	$641.7	$—

The Series 1 PECs are legal obligations to securityholders, having a par value (and face amount) of EUR 1.00 each. The Series 1 PECs are yield-free and have a term of 30 years from the date of issuance, but can be redeemed earlier at the election of the Company. Mandatory retirement or optional redemption of the Series 1 PECs are at a price equal to par value.